Deferred Tax	12 Months Ended
Mar. 31, 2025
Deferred Tax [Abstract]
DEFERRED TAX

NOTE 14 — DEFERRED TAX

The followings presented the category of deferred tax assets recognized by the Company and movements thereon:

	Accelerated/ (decelerated) Depreciation allowance	Expected credit losses	Total
	US$	US$	US$
As of April 1, 2023	(1,350)	(1,944)	(3,294)
Deferred tax (credit)/expense	(14,929)	266	(14,663)
Exchange adjustments	(4)	(6)	(10)
As of March 31, 2024	(16,283)	(1,684)	(17,967)
Deferred tax (credit)/expense	(14,696)	33	(14,663)
Exchange adjustments	(219)	(10)	(229)
As of March 31, 2025	(31,198)	(1,661)	(32,859)